Goodwill and Intangible Assets - Summary of Changes in Goodwill and Intangible Assets (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Balance at beginning of the year	₱ 70,280
Amortization during the year (Notes 4 and 5)	835	₱ 929	₱ 1,076
Business combination (Note (14)		(34)
Impairment during the year (Note 5)		1,038
Balance at end of the year	69,583	70,280
Costs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Balance at beginning of the year	78,968	78,812
Additions	138	175
Translation and other adjustments	45	15
Balance at end of the year	79,151	78,968	78,812
Accumulated depreciation, impairment and amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Balance at beginning of the year	8,688	6,695
Amortization during the year (Notes 4 and 5)	835	929
Impairment during the year (Note 5)		1,038
Translation and other adjustments	45	26
Balance at end of the year	9,568	8,688	6,695
Franchise [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Balance at beginning of the year	2,055
Balance at end of the year	₱ 1,869	₱ 2,055
Estimated useful lives (in years)	16 years	16 years
Remaining useful lives (in years)	10 years	11 years
Franchise [Member] | Costs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Balance at beginning of the year	₱ 3,016	₱ 3,016
Balance at end of the year	3,016	3,016	3,016
Franchise [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Balance at beginning of the year	961	775
Amortization during the year (Notes 4 and 5)	186	186
Balance at end of the year	1,147	961	775
Customer List [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Balance at beginning of the year	1,957
Balance at end of the year	₱ 1,446	₱ 1,957
Estimated useful lives (in years)	2 – 9 years	2 – 9 years
Customer List [Member] | Bottom of Range [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Remaining useful lives (in years)	1 year	2 years
Customer List [Member] | Top of Range [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Remaining useful lives (in years)	3 years	4 years
Customer List [Member] | Costs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Balance at beginning of the year	₱ 4,726	₱ 4,726
Balance at end of the year	4,726	4,726	4,726
Customer List [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Balance at beginning of the year	2,769	2,258
Amortization during the year (Notes 4 and 5)	511	511
Balance at end of the year	3,280	2,769	2,258
Spectrum [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Balance at beginning of the year	214
Balance at end of the year	₱ 134	₱ 214
Estimated useful lives (in years)	15 years	15 years
Remaining useful lives (in years)	2 years	3 years
Spectrum [Member] | Costs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Balance at beginning of the year	₱ 1,205	₱ 1,205
Balance at end of the year	1,205	1,205	1,205
Spectrum [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Balance at beginning of the year	991	911
Amortization during the year (Notes 4 and 5)	80	80
Balance at end of the year	1,071	991	911
Licenses [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Balance at beginning of the year	42
Balance at end of the year	₱ 35	₱ 42
Estimated useful lives (in years)	18 years	18 years
Remaining useful lives (in years)	5 years	6 years
Licenses [Member] | Costs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Balance at beginning of the year	₱ 1,079	₱ 1,079
Balance at end of the year	1,079	1,079	1,079
Licenses [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Balance at beginning of the year	1,037	924
Amortization during the year (Notes 4 and 5)	7	113
Balance at end of the year	1,044	1,037	924
Others [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Balance at beginning of the year	128
Balance at end of the year	₱ 215	₱ 128
Estimated useful lives (in years)	1 – 10 years	1 – 10 years
Others [Member] | Bottom of Range [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Remaining useful lives (in years)	5 years	5 years
Others [Member] | Top of Range [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Remaining useful lives (in years)	9 years	10 years
Others [Member] | Costs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Balance at beginning of the year	₱ 1,379	₱ 1,189
Additions	138	175
Translation and other adjustments	45	15
Balance at end of the year	1,562	1,379	1,189
Others [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Balance at beginning of the year	1,251	1,128
Amortization during the year (Notes 4 and 5)	51	39
Impairment during the year (Note 5)		58
Translation and other adjustments	45	26
Balance at end of the year	1,347	1,251	1,128
Intangible Assets with Finite Life [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Balance at beginning of the year	4,396
Balance at end of the year	3,699	4,396
Intangible Assets with Finite Life [Member] | Costs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Balance at beginning of the year	11,405	11,215
Additions	138	175
Translation and other adjustments	45	15
Balance at end of the year	11,588	11,405	11,215
Intangible Assets with Finite Life [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Balance at beginning of the year	7,009	5,996
Amortization during the year (Notes 4 and 5)	835	929
Impairment during the year (Note 5)		58
Translation and other adjustments	45	26
Balance at end of the year	7,889	7,009	5,996
Intangible assets other than goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Balance at beginning of the year	8,901
Balance at end of the year	8,204	8,901
Intangible assets other than goodwill [member] | Costs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Balance at beginning of the year	15,910	15,720
Additions	138	175
Translation and other adjustments	45	15
Balance at end of the year	16,093	15,910	15,720
Intangible assets other than goodwill [member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Balance at beginning of the year	7,009	5,996
Amortization during the year (Notes 4 and 5)	835	929
Impairment during the year (Note 5)		58
Translation and other adjustments	45	26
Balance at end of the year	7,889	7,009	5,996
Goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Balance at beginning of the year	61,379
Business combination (Note (14)		(34)
Balance at end of the year	61,379	61,379
Goodwill [Member] | Costs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Balance at beginning of the year	63,058	63,092
Balance at end of the year	63,058	63,058	63,092
Goodwill [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Balance at beginning of the year	1,679	699
Impairment during the year (Note 5)		980
Balance at end of the year	1,679	1,679	699
Trademark [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Balance at beginning of the year	4,505
Balance at end of the year	4,505	4,505
Trademark [Member] | Costs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Balance at beginning of the year	4,505	4,505
Balance at end of the year	₱ 4,505	₱ 4,505	₱ 4,505